As filed with the U.S. Securities and Exchange Commission on August 15, 2025

Securities Act File No. 333-253222

Investment Company Act File No. 811-23643

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 27

PUTNAM ETF TRUST*

(Exact Name of Registrant as Specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (617) 292-1000

Name and address of agent for service:	Copy to:

Stephen J. Tate, Vice President	Bryan Chegwidden, Esq.	James E. Thomas, Esq.
Putnam ETF Trust	Ropes & Gray LLP	Ropes & Gray LLP
100 Federal Street	1211 Avenue of the Americas	800 Boylston Street
Boston, Massachusetts 02110	New York, New York 10036	Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 15, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This filing relates solely to Putnam Focused Large Cap Growth ETF. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PART A, PART B AND PART C

Pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (the “Registration Statement”) of Putnam ETF Trust (the “Registrant”) (File No. 333-253222), relating only to Putnam Focused Large Cap Growth ETF (the “Fund”), a series of the Registrant, is being filed solely for the purpose of designating September 15, 2025 as the new date upon which Post-Effective Amendment No. 24, as filed on July 1, 2025 (Accession No. 0001193125-25-153879) (“Post-Effective Amendment No. 24”) shall become effective.

Accordingly, the Part A—Prospectus, Part B—Statement of Additional Information, and Part C of the Fund, as filed in Post-Effective Amendment No. 24, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Putnam ETF Trust, certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 15th day of August, 2025.

PUTNAM ETF TRUST

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on this 15th day of August, 2025:

Signature	Title

/s/ Barbara M. Baumann*
Barbara M. Baumann	Chair, Board of Trustees

/s/ Robert L. Reynolds*
Robert L. Reynolds	President and Trustee

/s/ Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Jonathan S. Horwitz	Officer and Compliance Liaison

/s/ Michael J. Higgins*
Michael J. Higgins	Vice President, Treasurer, and Clerk

/s/ Jeffrey W. White*	Vice President, Principal Financial Officer, Principal
Jeffrey W. White	Accounting Officer and Assistant Treasurer

/s/ Liaquat Ahamed*
Liaquat Ahamed	Trustee

/s/ Katinka Domotorffy*
Katinka Domotorffy	Trustee

/s/ Catharine Bond Hill*
Catharine Bond Hill	Trustee

/s/ Gregory G. McGreevey*
Gregory G. McGreevey	Trustee

/s/ Jennifer Williams Murphy*
Jennifer Williams Murphy	Trustee

/s/ Marie Pillai*
Marie Pillai	Trustee

/s/ George Putnam III *
George Putnam III	Trustee

/s/ Manoj P. Singh*
Manoj P. Singh	Trustee

/s/ Mona K. Sutphen*
Mona K. Sutphen	Trustee

/s/ Jane E. Trust*
Jane E. Trust	Trustee

*By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz, as Attorney-in-Fact

*	Attorney in Fact, pursuant to Power of Attorney.